Summary of Restricted Stock Units (Detail) - Restricted Stock Units (RSUs) - $ / shares shares in Thousands	12 Months Ended
	May. 02, 2015	May. 03, 2014	Apr. 27, 2013
Number of Shares
Beginning Balance	3,127	1,878	964
Granted	291	2,469	1,029
Vested	(1,054)	(497)	(13)
Forfeited	(309)	(723)	(102)
Ending Balance	2,055	3,127	1,878
Weighted Average Grant Date Fair Value, Per Share
Beginning Balance	$ 15.15	$ 16.38	$ 16.63
Granted	19.40	15.12	16.29
Vested	15.19	16.76	15.31
Forfeited	15.94	17.13	18.01
Ending Balance	$ 15.62	$ 15.15	$ 16.38